Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 46,903	$ 30,926
Accruals and reserves	6,471	2,682
Stock-based compensation	17,555	0
Fixed assets	752	0
Deferred revenue	10,546	4,358
Research and development credits	6,541	3,340
Other deferred tax assets	156	13
Gross deferred tax assets	88,924	41,319
Valuation allowance	(4,186)	(39,630)
Total deferred tax assets	84,738	1,689
Acquisition related intangibles	(114,187)	(1,275)
Fixed assets	0	(21)
Other deferred tax liabilities	(1,114)	(393)
Deferred tax liabilities	(115,301)	(1,689)
Total	$ (30,563)	$ 0